Summary Of Significant Accounting Policies (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Percent of consolidated premiums and ASO fees related to long-duration insurance products	2.00%
Depreciation and amortization expense	$ 18.1	$ 12.9	$ 10.0
Securities Lending Program [Member]
Percentage of collateral to fair value of investment securities on loan	102.00%
Building [Member]
Useful life, minimum years	20
Useful life, maximum years	40
Equipment [Member]
Useful life, minimum years	3
Useful life, maximum years	10
Computer Software [Member]
Useful life, minimum years	3
Useful life, maximum years	7